Exhibit 99
Ford Credit Auto Owner Trust 2011-B
Monthly Investor Report

Collection Period	July 2015
Payment Date	8/17/2015
Transaction Month	49
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-167489 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,490,191,439.78	66,120	57.1 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$303,700,000.00	0.21892%	August 15, 2012
Class A-2 Notes	$347,800,000.00	0.680%	January 15, 2014
Class A-3 Notes	$391,800,000.00	0.840%	June 15, 2015
Class A-4 Notes	$256,420,000.00	1.350%	December 15, 2016
Class B Notes	$41,040,000.00	2.270%	January 15, 2017
Class C Notes	$27,360,000.00	2.540%	May 15, 2017
Class D Notes	$27,360,000.00	3.130%	January 15, 2018
Total	$1,395,480,000.00
II. AVAILABLE FUNDS

Interest:
Interest Collections	$409,471.43

Principal:
Principal Collections	$7,495,954.84
Prepayments in Full	$2,780,534.67
Liquidation Proceeds	$40,401.95
Recoveries	$73,352.77
Sub Total	$10,390,244.23
Collections	$10,799,715.66

Purchase Amounts:
Purchase Amounts Related to Principal	$352,831.27
Purchase Amounts Related to Interest	$1,816.58
Sub Total	$354,647.85

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$11,154,363.51

Ford Credit Auto Owner Trust 2011-B
Monthly Investor Report

Collection Period	July 2015
Payment Date	8/17/2015
Transaction Month	49
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Indenture/Owner Trustee/Expenses	$0.00	$0.00	$0.00	$0.00	$11,154,363.51
Servicing Fee	$93,885.69	$93,885.69	$0.00	$0.00	$11,060,477.82
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$11,060,477.82
Interest - Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$11,060,477.82
Interest - Class A-3 Notes	$0.00	$0.00	$0.00	$0.00	$11,060,477.82
Interest - Class A-4 Notes	$11,149.21	$11,149.21	$0.00	$0.00	$11,049,328.61
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$11,049,328.61
Interest - Class B Notes	$77,634.00	$77,634.00	$0.00	$0.00	$10,971,694.61
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$10,971,694.61
Interest - Class C Notes	$57,912.00	$57,912.00	$0.00	$0.00	$10,913,782.61
Third Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$10,913,782.61
Interest - Class D Notes	$71,364.00	$71,364.00	$0.00	$0.00	$10,842,418.61
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$10,842,418.61
Regular Principal Payment	$9,961,262.99	$9,961,262.99	$0.00	$0.00	$881,155.62
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$881,155.62
Residuel Released to Depositor	$0.00	$881,155.62	$0.00	$0.00	$0.00
Total		$11,154,363.51

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Third Priority Principal Payment					$0.00
Regular Principal Payment					$9,961,262.99
Total					$9,961,262.99
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-4 Notes	$9,910,409.55	$38.65	$11,149.21	$0.04	$9,921,558.76	$38.69
Class B Notes	$50,853.44	$1.24	$77,634.00	$1.89	$128,487.44	$3.13
Class C Notes	$0.00	$0.00	$57,912.00	$2.12	$57,912.00	$2.12
Class D Notes	$0.00	$0.00	$71,364.00	$2.61	$71,364.00	$2.61
Total	$9,961,262.99	$7.14	$218,059.21	$0.16	$10,179,322.20	$7.29

Ford Credit Auto Owner Trust 2011-B
Monthly Investor Report

Collection Period	July 2015
Payment Date	8/17/2015
Transaction Month	49

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-4 Notes	$9,910,409.55	0.0386491	$0.00	0.0000000
Class B Notes	$41,040,000.00	1.0000000	$40,989,146.56	0.9987609
Class C Notes	$27,360,000.00	1.0000000	$27,360,000.00	1.0000000
Class D Notes	$27,360,000.00	1.0000000	$27,360,000.00	1.0000000
Total	$105,670,409.55	0.0757233	$95,709,146.56	0.0685851

Pool Information
Weighted Average APR	4.268%	4.297%
Weighted Average Remaining Term	17.76	17.03
Number of Receivables Outstanding	16,237	15,548
Pool Balance	$112,662,832.52	$101,895,944.93
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$105,670,409.55	$95,709,146.56
Pool Factor	0.0756029	0.0683778

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$14,901,914.40
Targeted Credit Enhancement Amount	$14,901,914.40
Yield Supplement Overcollateralization Amount	$6,186,798.37
Targeted Overcollateralization Amount	$6,186,798.37
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$6,186,798.37

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$14,901,914.40
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$14,901,914.40
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$14,901,914.40

Ford Credit Auto Owner Trust 2011-B
Monthly Investor Report

Collection Period	July 2015
Payment Date	8/17/2015
Transaction Month	49

VIII. NET LOSSES AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Realized Losses		72	$97,164.86
(Recoveries)		201	$73,352.77
Net Losses for Current Collection Period			$23,812.09
Cumulative Net Losses Last Collection Period			$8,868,931.23
Cumulative Net Losses for all Collection Periods			$8,892,743.32

Ratio of Net Losses for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.25%

Delinquent Receivables:
	% of EOP Pool Balance	# of Receivables	Amount
31-60 Days Delinquent	3.36%	383	$3,424,503.04
61-90 Days Delinquent	0.31%	28	$318,937.29
91-120 Days Delinquent	0.14%	11	$143,466.31
Over 120 Days Delinquent	0.95%	75	$963,158.74
Total Delinquent Receivables	4.76%	497	$4,850,065.38

Repossession Inventory:
Repossessed in the Current Collection Period		9	$107,262.99
Total Repossessed Inventory		18	$220,765.00

Ratio of Net Losses to the Average Pool Balance for the Collection Period:
Second Preceding Collection Period			(0.1665)%
Preceding Collection Period			0.3562%
Current Collection Period			0.2664%
Three Month Average			0.1520%

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Preceding Collection Period			0.6772%
Preceding Collection Period			0.7637%
Current Collection Period			0.7332%
Three Month Average			0.7247%

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 6, 2015

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Erin Rohde
Assistant Treasurer